Significant Accounting Policies - Additional Information (Details) shares in Thousands, CAD in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares	Jun. 30, 2017 CAD	Dec. 31, 2016 CAD
Summary Of Significant Accounting Policies [Line Items]
Money market investments	$ 10,232		$ 10,232		$ 3,926	$ 942
Cash	127		127		68		CAD 67	CAD 51
Derivative Liability (Note 3)	190		190		33	82
Unrealized (loss)/gain on derivatives	(120)	$ (17)	(157)	$ 26	$ 48	$ 1,237
Money Market Funds [Member]
Summary Of Significant Accounting Policies [Line Items]
Money market investments	$ 10,105		$ 10,105
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					1,383	2,595
Stock Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount | shares					2,427	2,417